Summary of Significant Accounting Policies - Schedule Of Quality Assurance Obligation And Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Guarantee And Quality Assurance Fund Receivable Movement Activities [Line Items]
Quality assurance receivable	¥ 1,669,855	$ 242,106	¥ 931,798
Allowance for credit losses for quality assurance receivable	374,304		239,506
Quality Assets Receivable [Member]
Schedule Of Guarantee And Quality Assurance Fund Receivable Movement Activities [Line Items]
Quality assurance receivable	2,044,159		1,171,304
Allowance for credit losses for quality assurance receivable	(374,304)		(239,506)
Quality assurance receivable, net	¥ 1,669,855		¥ 931,798